PROPERTY, PLANT AND EQUIPMENT - Accumulated depreciation and impairment loss (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of year	$ 2,761.6
Depreciation	516.0	$ 542.4	$ 586.8
Balance at the end of year	2,610.4	2,761.6
Accelerated depreciation			24.0
Land, buildings and leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of year	138.8
Balance at the end of year	129.3	138.8
Furniture and equipment
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of year	232.8
Balance at the end of year	220.5	232.8
Telecommunication networks
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of year	2,294.2
Balance at the end of year	2,189.8	2,294.2
Projects under development
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of year	95.8
Balance at the end of year	70.8	95.8
Accumulated amortization and impairment losses
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of year	(5,792.2)	(5,531.1)
Depreciation	516.0	542.4
Retirement, disposals and other	192.2	281.3
Balance at the end of year	(6,116.0)	(5,792.2)	(5,531.1)
Accumulated amortization and impairment losses | Land, buildings and leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of year	(95.0)	(94.0)
Depreciation	6.2	6.9
Retirement, disposals and other	2.0	5.9
Balance at the end of year	(99.2)	(95.0)	(94.0)
Accumulated amortization and impairment losses | Furniture and equipment
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of year	(1,150.2)	(1,280.9)
Depreciation	78.6	99.4
Retirement, disposals and other	132.7	230.1
Balance at the end of year	(1,096.1)	(1,150.2)	(1,280.9)
Accumulated amortization and impairment losses | Telecommunication networks
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of year	(4,547.0)	(4,156.2)
Depreciation	431.2	436.1
Retirement, disposals and other	57.5	45.3
Balance at the end of year	$ (4,920.7)	$ (4,547.0)	$ (4,156.2)